Guggenheim Municipal Income Fund Investment Strategy - A C Inst P Shares [Member] - Guggenheim Municipal Income Fund	Sep. 30, 2025
Prospectus [Line Items]
Strategy [Heading]	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	In pursuit of its objective, the Fund will invest, under normal circumstances, at least 80% of its assets (net assets, plus the amount of any borrowings for investment purposes) in a diversified portfolio of municipal securities whose interest is free from federal income tax. This investment policy may not be changed without shareholder approval. Interest from the Fund’s investments may be subject to the federal alternative minimum tax. The Fund may invest up to 20% of its assets in securities the interest on which is subject to federal income taxation, including, among others, corporate bonds and other corporate debt securities, taxable municipal securities (which include Build America Bonds and Qualified School Construction Bonds), mortgage-backed and asset backed securities (including collateralized debt obligations), repurchase and reverse repurchase agreements, syndicated bank loans and securities issued by the U.S. government or its agencies and instrumentalities (including those not backed by the full faith and credit of the U.S. government). The Fund also may invest up to 20% of its assets in a variety of investment vehicles, principally closed-end funds, exchange-traded funds (“ETFs”) and other mutual funds. The Fund may use derivatives for investment purposes (i.e., speculative purposes) and/or to seek to hedge against fluctuations in interest rates or to change the effective duration of its portfolio. Derivatives include futures, forward contracts, Secured Overnight Financing Rate (“SOFR”) futures, options, structured securities, inverse floating rate instruments, swaps, caps, floors, and collars (some of these instruments may be traded in the over-the-counter market). When market conditions are deemed appropriate, the Fund will use leverage to the full extent permitted by its investment policies and restrictions and applicable law. The Fund may use leverage by using derivatives and municipal tender option bonds (“TOBs”), or by entering into reverse repurchase agreements and borrowing transactions (principally lines of credit) for investment purposes. The fixed-income securities in which the Fund invests will primarily be domestic securities, but may also include, up to 20% of its assets, in foreign and emerging markets securities (such as sovereign debt securities and Eurodollar bonds and obligations). The Fund will allocate assets across different market sectors and maturities and may invest in municipal bonds rated in any rating category or in unrated municipal bonds. The Fund, however, will invest, under normal market conditions, at least 80% of its net assets in investment grade securities (i.e., rated in the top four long-term rating categories by a nationally recognized statistical ratings organization or, if unrated, determined by Guggenheim Partners Investment Management, LLC, also known as Guggenheim Investments (the “Investment Manager”), to be of comparable quality). If nationally recognized statistical rating organizations assign different ratings to the same security, the Fund will use the higher rating for purposes of determining the security’s credit quality. The Fund may invest 25% or more of the Fund’s assets in municipal instruments that finance similar projects, such as those relating to education, healthcare, housing, utilities, or water and sewers. The Investment Manager selects securities and other investments for purchase and sale based on intensive credit research involving extensive due diligence on each issuer, region and sector, and also considers macroeconomic outlook and geopolitical issues. The Investment Manager may determine to sell an instrument for several reasons, including but not limited to the following: (1) to adjust the portfolio’s average maturity or duration, or to shift assets into or out of higher-yielding securities; (2) if a security’s credit rating has been changed, the Investment Manager's credit outlook has changed, or for other similar reasons; (3) to meet redemption requests; (4) to take gains; or (5) due to relative value. Under adverse or unstable market conditions or abnormal circumstances (for example, in the event of credit events, where it is deemed opportune to preserve gains, or to preserve the relative value of investments or in the case of large cash inflows or anticipated large redemptions), the Fund can make temporary investments that are inconsistent with the Fund’s principal investment strategies and may not be able to pursue or achieve its investment objective.